February 6, 2001



Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C.  20549

RE:  Fortis Money Portfolios, Inc.
     File Nos. 2-65182 and 811-02943

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, the above referenced investment company (the
"Company") certifies that:

(1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Fortis Money Portfolios, Inc., Post-
   Effective Amendment No. 28, filed January 31,
   2001); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer
Vice President and Associate General Counsel